Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Loss, Net of Tax

The following table provides the changes, net of tax, in Accumulated other comprehensive income/(loss):
	Net Unrealized Gain/(Losses)			Benefit Plans
(MILLIONS OF DOLLARS)	Foreign Currency Translation Adjustments	Derivative Financial Instruments	Available-For-Sale Securities	Actuarial Gains/(Losses)	Prior Service (Costs)/ Credits and Other	Accumulated Other Comprehensive Income/(Loss)
Balance, January 1, 2011	$169	$(79)	$28	$(3,947)	$389	$(3,440)
Other comprehensive income/(loss)(a)	775	(104)	(160)	(1,173)	(27)	(689)
Balance, December 31, 2011	944	(183)	(132)	(5,120)	362	(4,129)
Other comprehensive income/(loss)(a)	(1,121)	22	368	(990)	(103)	(1,824)
Balance, December 31, 2012	(177)	(161)	236	(6,110)	259	(5,953)
Other comprehensive income/(loss)(a)	(440)	240	(86)	2,887	54	2,655
Sale of 19.8% of subsidiary through an IPO(b)	27	—	—	—	—	27
Balance, December 31, 2013	$(590)	$79	$150	$(3,223)	$313	$(3,271)

(a)	Amounts do not include foreign currency translation adjustments attributable to noncontrolling interests of $62 million loss in 2013, $7 million loss in 2012 and$45 million loss in 2011.
(b) Relates to Zoetis (our former Animal Health subsidiary). See Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Divestitures.